Accounts Receivable, net	12 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Accounts receivable	1,659,811	2,499,395
Less: allowance for expected credit loss	(28,287)	(10,248)
Accounts receivable, net	1,631,524	2,489,147

The movement of allowance for expected credit loss of accounts receivable, net are as follows:

	As of March 31,
	2025	2024
	USD	USD
Balance at beginning of the year	10,248	10,933
Addition / (reversal) during the year	18,039	(685)
Balance at end of the year	28,287	10,248

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements